WARRANTS (Details) - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Annual dividend yield	$ 0
Expected life (years)		3 years	5 years
Maximum [Member]
Expected life (years)	5 years
Risk-free interest rate	0.42%	0.29%	2.23%
Expected volatility	98.81%	106.51%	92.64%
Common stock price	$ 3.0900	$ 0.0050	$ 1.52
Minimum [Member]
Expected life (years)	2 years 8 months 12 days
Risk-free interest rate	0.23%	0.11%
Expected volatility	93.09%	95.27%
Common stock price	$ 0.0230	$ 0.0029